Summary of Transaction and Carrying Value (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 10, 2023	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cash			$ 2,524,052	$ 2,460,664
Fair value of stock issued			2,468,500	2,468,500	$ 2,468,500
Balance		$ 4,511,057	4,325,859	4,364,321	4,511,057
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Balance			4,992,552	4,929,164
Fair value of stock issued	$ 4,929,164	2,000,000
Amortization			(666,693)	(564,843)
Balance		$ 4,929,164	$ 4,325,859	4,992,552	$ 4,929,164
Balance				$ 4,367,321